WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.8%
Education - 9.8%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$507,277
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	601,568
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	6,518,158
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	500,000	478,426
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/46	2,000,000	1,853,860
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A	5.000%	10/1/42	1,000,000	1,020,912	(a)
Classical Academies Oceanside Project, Series A	5.000%	10/1/52	2,000,000	1,976,790	(a)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,658,068	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,762,867	(a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	966,623	(a)
California State University Revenue:
Systemwide, Series A, Refunding	5.000%	11/1/38	2,500,000	2,662,420
Systemwide, Series C	4.000%	11/1/45	2,000,000	1,957,111
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,260,148	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	916,441	(a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,158,198

Total Education				27,298,867

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - 8.3%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	$5,000,000	$5,002,181
California State Health Facilities Financing Authority Revenue:
CommonSpirit Health, Series A	4.000%	4/1/44	2,000,000	1,900,667
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,546,734
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,039,017
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	536,983
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	988,378	(a)
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	1,500,000	1,444,776	(a)
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	705,585
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	915,757
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A, Refunding	5.000%	11/15/46	500,000	446,125
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,534,838	(a)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,315,789
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/31	1,300,000	1,464,116
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/32	2,000,000	2,250,743

Total Health Care				23,091,689

Housing - 3.2%
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,034,614
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,549,377
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,029,255
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,025,889
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	2,793,638
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,455,144	(a)

Total Housing				8,887,917

See Notes to Schedule of Investments.

2	Western Asset California Municipals Fund 2023 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 18.3%
California County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	$2,000,000	$1,836,160
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	3,500,000	3,501,991	(b)(c)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,750,000	3,741,377	(b)(c)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	2,900,000	3,042,529	(b)(c)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	3,708,363
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	974,600	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,443,713	(a)(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset- Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	2,900,000	3,022,165
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,611,497
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	5,397,592
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	2,000,000	2,008,363	(b)(c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,059,292	(d)
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	5,158,499

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	$1,000,000	$1,065,062
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	3,510,000	3,567,483

Total Industrial Revenue				51,138,686

Leasing - 8.3%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	978,661
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	500,000	538,448
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Project, Series A	5.000%	10/15/44	6,000,000	6,207,523
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/46	2,000,000	2,164,348
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	1,737,724
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	3,773,299
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,146,180
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	4,100,000	4,337,219
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Projects, Series A	5.250%	6/1/46	1,250,000	1,372,975

Total Leasing				23,256,377

Local General Obligation - 3.4%
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	2,000,000	2,138,978
Gilroy, CA, USD, GO:
Series 2021	4.000%	8/1/42	500,000	495,904
Series 2021	4.000%	8/1/44	1,000,000	982,799
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,227,374

See Notes to Schedule of Investments.

4	Western Asset California Municipals Fund 2023 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Series A, Refunding	0.000%	8/1/36	$2,000,000	$1,168,057
Series A, Refunding	0.000%	8/1/37	1,000,000	553,973
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,679,229
Westside Union School District, Refunding, GO	5.000%	8/1/40	1,210,000	1,299,486

Total Local General Obligation				9,545,800

Other - 1.5%
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,055,253	(d)

Power - 8.5%
Anaheim, CA, Housing & Public Improvements Authority Revenue:
Series A	5.000%	10/1/50	1,400,000	1,433,721
Series C, Refunding	5.000%	10/1/45	2,250,000	2,309,642
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,000,000	5,267,514
Series C	5.000%	7/1/42	5,000,000	5,302,385
Modesto, CA, Irrigation District Financing Authority Electric System Revenue:
Series A	5.000%	10/1/38	2,000,000	2,171,258
Series A	5.000%	10/1/39	1,785,000	1,932,258
Northern California Transmission Agency Revenue, California Oregon Project, Series A, Refunding	5.000%	5/1/39	1,500,000	1,573,821
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	753,375	*(e)
Series A	5.050%	7/1/42	170,000	121,975	*(e)
Series XX	5.250%	7/1/40	1,750,000	1,255,625	*(e)
Series ZZ, Refunding	—	7/1/18	400,000	281,000	*(f)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,339,827

Total Power				23,742,401

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 0.5%
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	$595,000	$597,230	(g)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	632,500	642,895	(g)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	165,000	165,593	(g)

Total Pre-Refunded/Escrowed to Maturity				1,405,718

Special Tax Obligation - 8.8%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,757,196
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	940,000	942,616
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	4,455,984
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	387,308
CAB, Restructured, Series A-1	0.000%	7/1/46	2,860,000	772,911
Restructured, Series A-1	4.550%	7/1/40	110,000	104,963
Restructured, Series A-1	4.750%	7/1/53	1,030,000	955,077
Restructured, Series A-1	5.000%	7/1/58	420,000	402,338
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,105,427
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.750%	9/1/52	600,000	581,298
Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	750,000	831,448
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	10,676,613
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,500,000	1,561,675

Total Special Tax Obligation				24,534,854

State General Obligation - 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	6,879	6,558
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	15,631
Restructured, Series A-1	5.250%	7/1/23	11,545	11,557
Restructured, Series A-1	5.375%	7/1/25	23,026	23,527
Restructured, Series A-1	5.625%	7/1/27	22,818	23,877
Restructured, Series A-1	5.625%	7/1/29	22,448	23,814
Restructured, Series A-1	5.750%	7/1/31	21,803	23,524

See Notes to Schedule of Investments.

6	Western Asset California Municipals Fund 2023 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - (continued)
Restructured, Series A-1	4.000%	7/1/33	$20,675	$19,022
Restructured, Series A-1	4.000%	7/1/35	408,584	366,014
Restructured, Series A-1	4.000%	7/1/37	1,225,000	1,066,129
Restructured, Series A-1	4.000%	7/1/41	196,686	164,743
Restructured, Series A-1	4.000%	7/1/46	22,553	18,235
Subseries CW	0.000%	11/1/43	97,641	47,722	(c)

Total State General Obligation				1,810,353

Transportation - 16.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,750,000	2,956,475
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	6,695,935
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.510%	4/1/24	500,000	500,958	(b)(c)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	1,000,000	947,908
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,108,180
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,109,821	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	3,300,000	3,551,406	(d)
Port of Oakland, CA, Intermediate Lien Revenue:
Series D, Refunding	5.000%	11/1/27	2,000,000	2,105,711	(d)
Series H, Refunding	5.000%	11/1/29	1,000,000	1,080,457	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	140,000	89,186
Restructured, Series A	5.000%	7/1/62	150,000	144,187
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/26	750,000	774,288	(d)
Series B	5.000%	7/1/27	530,000	554,552	(d)
Series B	5.000%	7/1/46	5,250,000	5,453,239	(d)
Series C	5.000%	7/1/26	215,000	221,963	(d)

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Series C	5.000%	7/1/27	$530,000	$554,552	(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series D, Refunding	5.000%	5/1/48	3,000,000	3,055,982	(d)
Series A, Refunding	5.000%	5/1/36	2,900,000	3,125,198	(d)
Series E	5.000%	5/1/35	4,750,000	5,070,978	(d)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	1,000,000	1,093,031	(d)
Stockton, CA, Public Financing Authority Revenue, Refunding	5.000%	3/1/47	3,250,000	3,061,022

Total Transportation				47,255,029

Water & Sewer - 10.6%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,255,055
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,174,523
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	4,713,144
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	4,000,000	3,912,912
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,107,867	(a)
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,101,894
Series A, Refunding	5.000%	8/1/37	3,350,000	3,659,019
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,240,152
Series 2018	5.000%	8/1/48	2,000,000	2,146,297
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,392,250

Total Water & Sewer				29,703,113

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $281,200,971)				275,726,057

See Notes to Schedule of Investments.

8	Western Asset California Municipals Fund 2023 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Housing - 0.2%
San Jose, CA, Multifamily Housing Revenue, Series B, Refunding, LIQ - FHLMC (Cost - $600,000)	3.200%	7/1/38	$600,000	$600,000	(d)(h)(i)

TOTAL INVESTMENTS - 99.0% (Cost - $281,800,971)				276,326,057
Other Assets in Excess of Liabilities - 1.0%				2,921,397

TOTAL NET ASSETS - 100.0%				$279,247,454

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of May 31, 2023.

(f)	The maturity principal is currently in default as of May 31, 2023.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2023 Quarterly Report	9

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

Abbreviation(s) used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
LIQ	— Liquidity Facility
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Western Asset California Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$275,726,057	—	$275,726,057
Short-Term Investments	—	600,000	—	600,000

Total Investments	—	$276,326,057	—	$276,326,057

†	See Schedule of Investments for additional detailed categorizations.

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